UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Atrium CDO Corp., Series 5A, Class A4, 0.87%, 7/20/20 (a)(b)	USD	2,650	$2,153,125
SLM Student Loan Trust, Series 2004-B, Class A2, 0.75%, 6/15/21 (b)		2,068	1,980,391
Total Asset-Backed Securities – 0.9%			4,133,516

Corporate Bonds
Aerospace & Defense — 1.1%
BE Aerospace, Inc., 8.50%, 7/01/18		2,500	2,756,250
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18		610	631,350
7.13%, 3/15/21		600	627,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,014	1,072,305
			5,086,905
Airlines — 0.9%
American Airlines Pass-Through Trust:
Series 2011-1, Class A, 5.25%, 7/31/22		1,369	1,307,253
Series 2011-2, Class A, 8.63%, 4/15/23		570	607,050
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17		1,362	1,426,817
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24		1,013	1,043,674
			4,384,794
Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21 (a)		570	598,500
Icahn Enterprises LP:
7.75%, 1/15/16		610	634,400
8.00%, 1/15/18 (a)		270	280,125
8.00%, 1/15/18		2,000	2,075,000
			3,588,025
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17		1,970	2,206,400
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20		375	405,000
6.75%, 5/01/21		1,160	1,247,000
			1,652,000
Capital Markets — 5.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)		3,250	3,586,654

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
E*Trade Financial Corp., 12.50%, 11/30/17 (d)	USD	1,865	$2,158,737
The Goldman Sachs Group, Inc.:
5.25%, 7/27/21 (c)		1,700	1,698,222
5.75%, 1/24/22		3,490	3,617,521
6.25%, 2/01/41 (c)		4,450	4,546,356
Morgan Stanley (c):
5.75%, 1/25/21		3,915	3,911,132
5.50%, 7/28/21		1,285	1,270,611
UBS AG (c):
2.25%, 1/28/14		1,627	1,617,633
5.88%, 7/15/16		2,800	2,963,915
			25,370,781
Chemicals — 1.1%
Ashland, Inc., 9.13%, 6/01/17		505	566,231
Celanese US Holdings LLC, 5.88%, 6/15/21		1,545	1,660,875
Lyondell Chemical Co., 11.00%, 5/01/18		1,619	1,772,667
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		285	309,938
Solutia, Inc., 7.88%, 3/15/20		860	1,010,500
			5,320,211
Commercial Banks — 4.2%
Amsouth Bank, Series AI, 4.85%, 4/01/13		1,050	1,044,750
Asciano Finance Ltd., 5.00%, 4/07/18 (a)		900	928,829
Associated Banc-Corp, 5.13%, 3/28/16		2,200	2,342,107
Branch Banking & Trust Co. (b)(c):
0.86%, 9/13/16		1,100	1,019,549
0.80%, 5/23/17		675	616,571
CIT Group, Inc.:
7.00%, 5/02/16 (a)		1,570	1,575,888
7.00%, 5/01/17		1,123	1,124,404
7.00%, 5/02/17 (a)		490	491,225
City National Corp., 5.25%, 9/15/20 (c)		2,350	2,357,287
Discover Bank, 8.70%, 11/18/19		1,200	1,419,313
Regions Financial Corp.:
4.88%, 4/26/13		2,525	2,531,312
5.75%, 6/15/15		1,800	1,836,720
SVB Financial Group, 5.38%, 9/15/20		2,300	2,367,112
			19,655,067
Commercial Services & Supplies — 3.9%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)		9,300	9,372,071
6.75%, 4/06/21		2,325	2,246,252
Casella Waste Systems, Inc., 7.75%, 2/15/19		721	721,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Clean Harbors, Inc., 7.63%, 8/15/16	USD	1,314	$1,392,840
Corrections Corp. of America, 7.75%, 6/01/17		3,375	3,663,985
Iron Mountain, Inc., 7.75%, 10/01/19		390	427,050
Mobile Mini, Inc., 7.88%, 12/01/20		275	283,594
			18,106,792
Communications Equipment — 1.0%
Avaya, Inc., 9.75%, 11/01/15		900	861,750
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (c)		2,965	3,261,500
EH Holding Corp., 6.50%, 6/15/19 (a)		420	437,325
			4,560,575
Consumer Finance — 5.1%
American Express Credit Corp., 2.75%, 9/15/15 (c)		5,850	6,023,353
Capital One Bank USA NA, 8.80%, 7/15/19		3,325	4,021,195
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)(c)		3,425	3,441,868
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,580	2,838,000
5.88%, 8/02/21		320	349,903
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		1,815	1,912,556
SLM Corp., 6.25%, 1/25/16		4,870	4,970,970
Toll Brothers Finance Corp., 5.88%, 2/15/22 (e)		410	409,992
			23,967,837
Containers & Packaging — 1.4%
Ball Corp.:
7.13%, 9/01/16		1,750	1,907,500
6.75%, 9/15/20		2,210	2,442,050
Crown Americas LLC, 6.25%, 2/01/21 (a)		825	897,187
Graphic Packaging International, Inc., 9.50%, 6/15/17		665	733,163
Rock-Tenn Co., 9.25%, 3/15/16		325	340,844
Sealed Air Corp., 8.38%, 9/15/21 (a)		130	146,250
			6,466,994
Diversified Financial Services — 6.5%
Ally Financial, Inc.:
4.50%, 2/11/14		1,775	1,774,787
8.30%, 2/12/15		1,230	1,356,838
8.00%, 11/01/31		940	997,575
Bank of America Corp.:
5.30%, 3/15/17 (c)		3,640	3,621,920
5.00%, 5/13/21		50	48,929

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Citigroup, Inc. (c):
6.38%, 8/12/14	USD	1,300	$1,407,267
4.59%, 12/15/15		975	1,023,856
4.45%, 1/10/17		4,075	4,248,827
DPL, Inc., 7.25%, 10/15/21 (a)		890	990,125
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)		500	520,000
ING Bank NV, 5.00%, 6/09/21 (a)(c)		2,350	2,401,991
Intesa Sanpaolo SpA (c):
2.38%, 12/21/12		3,500	3,396,547
6.50%, 2/24/21 (a)		600	553,738
Moody’s Corp., 6.06%, 9/07/17		6,000	6,273,558
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19		245	257,250
7.88%, 8/15/19		870	937,425
6.88%, 2/15/21		215	224,137
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		205	222,938
			30,257,708
Diversified Telecommunication Services — 4.8%
AT&T, Inc., 6.30%, 1/15/38 (c)		4,000	4,878,012
France Telecom SA, 4.13%, 9/14/21		675	701,112
Level 3 Financing, Inc. (a):
8.13%, 7/01/19		2,709	2,729,318
8.63%, 7/15/20 (c)		740	758,500
Qwest Corp., 8.38%, 5/01/16		2,795	3,254,565
Telecom Italia Capital SA, 6.18%, 6/18/14		975	979,875
Telefonica Emisiones SAU, 5.46%, 2/16/21		1,360	1,351,170
Verizon Communications, Inc. (c):
1.95%, 3/28/14		3,650	3,741,845
7.35%, 4/01/39		2,375	3,330,063
Windstream Corp., 7.88%, 11/01/17		730	806,650
			22,531,110
Electric Utilities — 1.1%
Progress Energy, Inc., 7.00%, 10/30/31 (c)		4,000	5,355,872
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		800	932,000
NXP BV, 3.32%, 10/15/13 (b)		400	399,000
			1,331,000
Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc., 6.50%, 2/01/20		110	113,850
Energy Transfer Partners LP, 5.20%, 2/01/22		3,000	3,168,078
Ensco Plc, 4.70%, 3/15/21 (c)		1,965	2,105,751
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		1,085	1,155,525

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Key Energy Services, Inc., 6.75%, 3/01/21	USD	745	$763,625
MEG Energy Corp., 6.50%, 3/15/21 (a)		955	997,975
Oil States International, Inc., 6.50%, 6/01/19		505	536,562
Peabody Energy Corp., 6.25%, 11/15/21 (a)		2,295	2,363,850
Transocean, Inc.:
6.50%, 11/15/20		1,125	1,245,860
6.38%, 12/15/21		1,375	1,559,220
			14,010,296
Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc. (c):
5.25%, 9/01/35		2,500	2,948,623
6.20%, 4/15/38		3,375	4,467,035
			7,415,658
Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17		1,665	2,008,333
6.13%, 8/23/18		1,660	2,001,573
Smithfield Foods, Inc., 10.00%, 7/15/14		374	439,450
			4,449,356
Gas Utilities — 0.3%
El Paso Natural Gas Co., 8.63%, 1/15/22		695	880,921
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		495	516,037
			1,396,958
Health Care Equipment & Supplies — 0.7%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		2,250	2,536,875
Teleflex, Inc., 6.88%, 6/01/19		490	524,300
			3,061,175
Health Care Providers & Services — 3.9%
Aetna, Inc., 6.75%, 12/15/37 (c)		1,700	2,179,007
Aviv Healthcare Properties LP, 7.75%, 2/15/19		460	461,150
HCA, Inc.:
8.50%, 4/15/19		240	266,400
6.50%, 2/15/20		2,380	2,522,800
7.25%, 9/15/20		3,435	3,696,919
Health Management Associates, Inc., 7.38%, 1/15/20 (a)		475	489,250
INC Research LLC, 11.50%, 7/15/19 (a)		695	639,400
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		220	199,100
Tenet Healthcare Corp.:
10.00%, 5/01/18		1,530	1,763,325
8.88%, 7/01/19		1,125	1,272,656

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)	USD	3,400	$4,650,507
			18,140,514
Health Care Technology — 1.0%
Amgen, Inc.:
5.15%, 11/15/41		4,208	4,467,491
5.65%, 6/15/42		42	47,236
			4,514,727
Independent Power Producers & Energy Traders — 1.0%
AES Corp.:
9.75%, 4/15/16		985	1,157,375
7.38%, 7/01/21 (a)		325	359,125
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		535	576,462
Calpine Corp., 7.25%, 10/15/17 (a)		440	459,800
Energy Future Intermediate Holding Co., LLC, 10.00%, 12/01/20		1,745	1,880,237
Laredo Petroleum, Inc., 9.50%, 2/15/19		295	322,288
			4,755,287
Insurance — 8.2%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	400	479,584
The Allstate Corp., 7.45%, 5/16/19	USD	5,600	7,013,798
American International Group, Inc., 6.40%, 12/15/20 (c)		1,690	1,838,230
Aon Corp., 5.00%, 9/30/20 (c)		4,600	5,168,367
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		2,800	2,682,697
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)		1,000	1,015,495
Genworth Financial, Inc., 7.63%, 9/24/21		970	962,116
ING Verzekeringen NV, 3.27%, 6/21/21 (b)	EUR	430	511,806
Manulife Financial Corp., 4.90%, 9/17/20 (c)	USD	4,700	4,848,492
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		430	378,400
Northwestern Mutual Life
Insurance, 6.06%, 3/30/40 (a)		3,800	4,665,530
Principal Financial Group, Inc., 8.88%, 5/15/19		980	1,246,861
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		3,400	3,970,897
XL Group Ltd., 5.75%, 10/01/21 (c)		3,430	3,767,214
			38,549,487

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services — 0.6%
Eagle Parent, Inc., 8.63%, 5/01/19 (a)	USD	720	$720,000
First Data Corp. (a):
7.38%, 6/15/19		725	723,188
8.25%, 1/15/21		90	83,250
12.63%, 1/15/21		755	730,462
SunGard Data Systems, Inc., 7.38%, 11/15/18		730	770,150
			3,027,050
Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		3,825	4,236,188
Life Technologies Corp., 6.00%, 3/01/20 (c)		4,200	4,742,644
			8,978,832
Machinery — 1.0%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		3,400	3,942,130
Navistar International Corp., 8.25%, 11/01/21		882	952,560
			4,894,690
Media — 8.7%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		395	434,006
CCH II LLC, 13.50%, 11/30/16		2,317	2,670,343
Comcast Corp., 6.30%, 11/15/17 (c)		3,400	4,091,325
Cox Communications, Inc., 8.38%, 3/01/39 (a)		3,400	4,641,085
CSC Holdings LLC:
8.50%, 4/15/14		680	756,500
8.63%, 2/15/19		1,200	1,401,000
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)		2,575	2,832,297
DISH DBS Corp., 7.00%, 10/01/13		1,750	1,872,500
Intelsat Luxemburg SA (d):
11.50%, 2/04/17 (a)		110	110,550
11.50%, 2/04/17		400	402,000
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		1,175	1,343,906
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		1,040	1,110,200
News America, Inc., 6.15%, 3/01/37 (c)		4,200	4,781,011
Time Warner Cable, Inc., 6.75%, 6/15/39		4,050	4,866,225
Time Warner, Inc., 7.70%, 5/01/32		4,150	5,508,266
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		1,030	1,112,400
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		2,675	2,875,625
			40,809,239

Corporate Bonds	Par (000)		Value
Metals & Mining — 2.2%
Alcoa, Inc., 5.40%, 4/15/21 (c)	USD	580	$608,939
Barrick Gold Corp., 2.90%, 5/30/16 (c)		1,150	1,195,035
Barrick North America Finance LLC, 5.70%, 5/30/41 (c)		1,325	1,592,242
Freeport-McMoRan Corp., 7.13%, 11/01/27		2,900	3,475,963
Novelis, Inc., 8.75%, 12/15/20		975	1,089,563
Teck Resources Ltd., 10.75%, 5/15/19 (c)		1,750	2,139,289
			10,101,031
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		3,150	3,591,992
6.50%, 5/01/18		3,350	3,928,833
			7,520,825
Multiline Retail — 1.3%
JC Penney Co., Inc., 5.65%, 6/01/20		6,300	6,315,750
Oil, Gas & Consumable Fuels — 13.2%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		565	559,350
Anadarko Petroleum Corp.:
5.95%, 9/15/16		994	1,141,168
6.38%, 9/15/17		23	27,204
Arch Coal, Inc. (a):
7.00%, 6/15/19		220	220,550
7.25%, 6/15/21		595	597,975
BP Capital Markets Plc (c):
3.88%, 3/10/15		1,500	1,620,024
3.20%, 3/11/16		1,875	1,993,652
Buckeye Partners LP, 4.88%, 2/01/21		1,000	1,061,362
Chesapeake Energy Corp., 6.13%, 2/15/21 (c)		1,295	1,275,575
Chesapeake Midstream Partners LP (a):
5.88%, 4/15/21		595	599,463
6.13%, 7/15/22		475	483,313
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		145	145,725
Consol Energy, Inc., 6.38%, 3/01/21 (a)		450	444,375
Copano Energy LLC, 7.13%, 4/01/21		560	576,800
DCP Midstream LLC, 4.75%, 9/30/21 (a)		1,200	1,266,128
Denbury Resources, Inc., 6.38%, 8/15/21		575	622,437
El Paso Corp., 7.00%, 6/15/17		1,430	1,583,521
El Paso Pipeline Partners Operating Co., LLC:
6.50%, 4/01/20		1,530	1,708,837
5.00%, 10/01/21		525	549,369

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP, 9.88%, 3/01/19	USD	2,100	$2,807,171
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		1,025	1,058,312
Enterprise Products Operating LLC, 6.65%, 4/15/18		4,200	5,029,399
Forest Oil Corp., 8.50%, 2/15/14		1,240	1,351,600
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20		4,200	4,982,414
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (a)		430	445,050
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)		230	243,800
Linn Energy LLC, 7.75%, 2/01/21		955	1,029,012
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)		1,375	1,416,594
MarkWest Energy Partners LP, 6.25%, 6/15/22		530	563,125
Newfield Exploration Co., 6.88%, 2/01/20		595	636,650
Nexen, Inc., 6.40%, 5/15/37		1,550	1,748,330
Oasis Petroleum, Inc.:
7.25%, 2/01/19		340	357,000
6.50%, 11/01/21		305	308,050
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		1,200	1,239,600
ONEOK Partners LP, 8.63%, 3/01/19		3,400	4,371,975
Petrobras International Finance Co., 3.88%, 1/27/16		3,725	3,813,972
Petrohawk Energy Corp.:
10.50%, 8/01/14		615	683,419
6.25%, 6/01/19		715	799,906
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		445	462,800
Pioneer Natural Resources Co.:
6.65%, 3/15/17		650	738,250
6.88%, 5/01/18		490	564,086
Plains Exploration & Production Co.:
10.00%, 3/01/16		405	455,625
8.63%, 10/15/19		560	630,000
6.75%, 2/01/22		655	712,312
Precision Drilling Corp., 6.50%, 12/15/21 (a)		425	436,688
Premier Oil Plc, 5.11%, 6/09/18		3,400	3,502,000
Range Resources Corp., 6.75%, 8/01/20		855	936,225
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		720	730,800
SM Energy Co. (a):
6.63%, 2/15/19		220	231,000
6.50%, 11/15/21		345	361,388
Western Gas Partners LP, 5.38%, 6/01/21		1,525	1,612,535

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
The Williams Cos., Inc., 8.75%, 3/15/32	USD	711	$939,600
			61,675,516
Paper & Forest Products — 3.0%
Boise Paper Holdings LLC:
9.00%, 11/01/17		290	316,100
8.00%, 4/01/20		645	690,150
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)(c)		3,400	3,768,788
International Paper Co.:
7.50%, 8/15/21		3,325	4,229,536
7.30%, 11/15/39		3,400	4,260,159
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		330	345,263
Verso Paper Holdings LLC, 11.50%, 7/01/14		355	365,650
			13,975,646
Pharmaceuticals — 3.8%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)		300	420,865
Merck & Co., Inc.:
6.50%, 12/01/33 (c)		2,070	2,905,487
6.55%, 9/15/37		1,622	2,271,186
Pfizer, Inc., 7.20%, 3/15/39 (c)		6,250	9,362,100
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		250	253,750
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19		2,075	2,462,529
			17,675,917
Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		3,400	3,992,460
Developers Diversified Realty Corp.:
4.75%, 4/15/18		645	649,745
7.88%, 9/01/20		775	916,716
ERP Operating LP, 5.75%, 6/15/17 (c)		3,405	3,874,860
HCP, Inc., 5.38%, 2/01/21		1,025	1,132,709
UDR, Inc., 4.25%, 6/01/18		1,475	1,541,421
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		1,135	1,169,615
			13,277,526
Real Estate Management & Development — 0.3%
Realogy Corp. (a):
7.88%, 2/15/19 (c)		570	527,250
7.63%, 1/15/20 (e)		620	620,000
Shea Homes LP, 8.63%, 5/15/19 (a)		480	480,000
			1,627,250
Road & Rail — 1.5%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		110	115,775

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17	USD	200	$200,000
The Hertz Corp., 6.75%, 4/15/19		933	963,322
Norfolk Southern Corp., 6.00%, 3/15/2105 (c)		5,000	5,977,835
			7,256,932
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		775	837,000
KLA-Tencor Corp., 6.90%, 5/01/18		1,928	2,279,532
			3,116,532
Specialty Retail — 1.2%
AutoNation, Inc., 6.75%, 4/15/18		1,965	2,102,550
Limited Brands, Inc., 7.00%, 5/01/20		980	1,087,800
QVC, Inc., 7.38%, 10/15/20 (a)		105	114,713
Sally Holdings LLC, 6.88%, 11/15/19 (a)(c)		595	636,650
VF Corp., 5.95%, 11/01/17 (c)		1,475	1,749,046
			5,690,759
Tobacco — 1.9%
Altria Group, Inc., 10.20%, 2/06/39		3,929	6,227,323
Lorillard Tobacco Co., 3.50%, 8/04/16		2,450	2,510,486
			8,737,809
Wireless Telecommunication Services — 4.2%
America Movil SAB de CV, 2.38%, 9/08/16 (c)		2,675	2,709,283
American Tower Corp.:
4.50%, 1/15/18		1,925	1,966,170
5.90%, 11/01/21		1,295	1,393,797
Cricket Communications, Inc., 7.75%, 5/15/16		670	710,200
Crown Castle International Corp., 9.00%, 1/15/15		890	970,100
Crown Castle Towers LLC (a):
5.50%, 1/15/37		1,175	1,287,282
6.11%, 1/15/40		1,300	1,458,090
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		190	198,550
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		840	840,000
SBA Tower Trust, 5.10%, 4/15/42 (a)		4,225	4,528,355
Sprint Capital Corp., 6.88%, 11/15/28		440	326,150

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp., 9.00%, 11/15/18 (a)	USD	2,820	$3,038,550
			19,426,527
Total Corporate Bonds – 109.1%			510,243,360

Preferred Securities
Capital Trusts
Capital Markets — 3.8%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)	2,500	2,568,750
State Street Capital Trust III, 5.54% (b)(f)	2,920	2,927,563
State Street Capital Trust IV, 1.55%, 6/01/37 (b)	18,235	12,313,858
		17,810,171
Commercial Banks — 5.5%
Barclays Bank Plc, 7.43% (a)(b)(c)(f)	650	637,000
BNP Paribas, 7.20% (a)(b)(c)(f)	1,500	1,185,000
Credit Agricole SA (a)(b)(c)(f):
6.64%,	1,475	1,047,250
8.38%,	1,475	1,209,500
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	2,240	1,668,800
HSBC Capital Funding LP/Jersey Channel Islands, 10.18% (a)(b)(c)(f)	4,835	6,092,100
M&T Capital Trust II, 8.28%, 6/01/27	3,630	3,753,017
National City Preferred Capital Trust I, 12.00% (b)(f)	1,100	1,173,139
NationsBank Capital Trust III, 1.12%, 1/15/27 (b)	13,470	9,057,915
		25,823,721
Diversified Financial Services — 1.3%
JPMorgan Chase Capital XXIII, 1.46%, 5/15/77 (b)(c)	8,775	6,150,810
Electric Utilities — 0.7%
PPL Capital Funding, 6.70%, 3/30/67 (b)	3,000	2,962,500
Insurance — 8.6%
Ace Capital Trust II, 9.70%, 4/01/30 (c)	2,500	3,315,955
The Allstate Corp., 6.50%, 5/15/67 (b)	5,000	4,725,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Insurance (concluded)
American International Group, Inc., 8.18%, 5/15/68 (b)	USD	900	$868,500
American General Capital II, 8.50%, 7/01/30		100	98,078
Aon Corp., 8.21%, 1/01/27		2,500	2,946,822
AXA SA, 6.38% (a)(b)(f)		3,000	2,242,500
Bank One Capital III, 8.75%, 9/01/30 (c)		2,000	2,713,084
Chubb Corp., 6.38%, 3/29/67 (b)(c)		2,000	2,040,000
Farmers Exchange Capital, 7.05%, 7/15/28 (a)		2,500	2,741,495
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		2,925	3,729,375
Lincoln National Corp., 7.00%, 5/17/66 (b)		3,350	3,165,750
MetLife, Inc., 6.40%, 12/15/66		3,325	3,239,993
Principal Life Insurance Co., 8.00%, 3/01/44 (a)(c)		2,500	2,941,288
Reinsurance Group of America, 6.75%, 12/15/65 (b)		3,000	2,702,115
Swiss Re Solutions Holding Corp., 7.75%, 6/15/30 (c)		2,000	2,486,556
ZFS Finance (USA), Trust IV, 5.88%, 5/09/32 (a)(b)		379	369,525
			40,326,036
Multi-Utilities — 1.4%
Dominion Resources Capital Trust I, 7.83%, 12/01/27		2,500	2,559,237
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		3,900	4,095,000
			6,654,237
Oil, Gas & Consumable Fuels — 1.4%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)		2,000	2,160,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		4,000	4,043,572
			6,203,572
Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		3,750	3,862,500
Total Capital Trusts – 23.5%			109,793,547

Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)		4,000	508,500

Preferred Stocks	Shares		Value
Diversified Financial Services — 0.3%
Ally Financial, Inc., 7.00% (a)		1,880	$1,513,812
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)(g)		14,000	20,300
Freddie Mac, Series Z, 8.38% (b)(g)		14,000	19,880
			40,180
Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08% (a)		2,423	2,767,520
Total Preferred Stocks - 1.0%			4,830,012

Trust Preferred
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		42,250	937,528
Total Preferred Securities – 24.7%			115,561,087

Taxable Municipal Bonds	Par (000)
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	USD	3,450	4,177,087
Total Taxable Municipal Bonds – 0.9%			4,177,087

US Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 4.23%, 10/09/19 (c)(h)		1,670	1,290,214
Total US Government Sponsored Agency Securities – 0.3%			1,290,214

US Treasury Obligations
US Treasury Bonds, 3.75%, 8/15/41 (c)		1,470	1,713,698
US Treasury Notes:
0.88%, 12/31/16 (c)		3,847	3,880,961
2.00%, 11/15/21		3,905	3,973,338
Total US Treasury Obligations – 2.0%			9,567,997
Total Long-Term Investments (Cost – $618,342,008) – 137.9%			644,973,261

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (i)(j)		7,214,987	$7,214,987
Total Short-Term Securities (Cost – $7,214,987) – 1.5%			7,214,987

Options Purchased	Contracts
Exchange-Traded Put Options — 0.2%
S&P 500 Index, Strike Price USD 1,200.00, Expires 6/16/12		285	903,450

	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a fixed rate of 1.90% and pay a floating rate based on 3- month LIBOR, expires 2/08/12, Broker Deutsche Bank AG	USD	8,100	31,104
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, expires 5/11/12, Broker Citibank NA		5,500	113,133
			144,237
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG		8,100	1
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Deutsche Bank AG		4,800	52
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Citigroup NA		5,900	64
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker UBS Securities LLC		7,100	78

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 9/16/13, Broker Credit Suisse International	USD	5,300	$57,140
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Citibank NA		5,000	61,085
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 12/12/13, Broker Credit Suisse International		4,000	57,846
			176,266
Total Options Purchased (Cost – $1,594,566) – 0.3%			1,223,953
Total Investments Before Outstanding Options Written (Cost – $627,151,561*) – 139.7%			653,412,201

Options Written	Contracts
Exchange-Traded Put Options — (0.1)%
S&P 500 Index, Strike Price USD 1,100.00, Expires 6/16/12		285	(468,825)

	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	USD	7,700	(1,470,874)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker UBS AG		7,700	(8)
Receive a fixed rate of 2.00% and pay a floating rate based on 3- month LIBOR, Expires 11/01/12, Broker Citibank NA		34,000	(88,121)
			(88,129)
Total Options Written (Premiums Received – $1,406,488) – (0.4)%			(2,027,828)

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Value

Total Investments, Net of Outstanding Options Written (Cost - $625,745,073) – 139.3%	$651,384,373

Liabilities in Excess of Other Assets – (39.3)%	(183,862,044)
Net Assets – 100.0%	$467,522,329

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$627,010,748
Gross unrealized appreciation	$40,108,278
Gross unrealized depreciation	(13,706,826)
Net unrealized appreciation	$26,401,452

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
JP Morgan Chase Bank NA	$620,000	$(2,975)
Citigroup NA	$409,992	—

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Non-income producing security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	405,708	6,809,279	7,214,987	$1,274

(j) Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•	Reverse repurchase agreements outstanding as of January 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.40%	11/16/11	Open	$1,891,617	$1,890,000
BNP Paribas Securities Corp.	0.35%	11/16/11	Open	1,971,387	1,969,913
Credit Suisse Securities (USA) LLC	0.40%	11/29/11	Open	8,845,661	8,839,375
Credit Suisse Securities (USA) LLC	0.35%	11/29/11	Open	5,871,933	5,868,281
Barclays Capital, Inc.	0.40%	12/01/11	Open	10,536,222	10,528,969
Credit Suisse Securities (USA) LLC	0.40%	12/02/11	Open	14,675,153	14,665,214
UBS Securities LLC	0.38%	12/01/11	Open	5,428,158	5,424,607
Barclays Capital, Inc.	0.40%	12/02/11	Open	4,135,306	4,132,505
UBS Securities LLC	0.38%	12/02/11	Open	4,815,849	4,812,750
Credit Suisse Securities (USA) LLC	0.35%	12/06/11	Open	2,896,185	2,894,581
Deutsche Bank AG	0.05%	12/07/11	Open	637,925	637,875
UBS Securities LLC	0.28%	12/07/11	Open	564,246	564,000
UBS Securities LLC	0.38%	12/07/11	Open	15,311,858	15,302,813
UBS Securities LLC	0.37%	12/07/11	Open	5,404,547	5,401,438
UBS Securities LLC	0.35%	12/07/11	Open	7,068,134	7,064,288

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Reverse repurchase agreements outstanding as of January 31, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
UBS Securities LLC	0.32%	12/07/11	Open	$2,251,245	$2,250,125
Barclays Capital, Inc.	0.40%	12/08/11	Open	2,612,001	2,610,406
Deutsche Bank AG	(1.00%)	1/10/12	Open	545,666	546,000
Deutsche Bank AG	0.05%	1/10/12	Open	3,847,117	3,847,000
BNP Paribas Securities Corp.	0.11%	1/11/12	Open	1,267,194	1,267,112
UBS Securities LLC	0.10%	1/11/12	Open	475,703	475,675
UBS Securities LLC	0.35%	1/11/12	Open	3,800,276	3,799,500
BNP Paribas Securities Corp.	0.10%	1/12/12	Open	1,723,671	1,723,575
UBS Securities LLC	0.38%	1/12/12	Open	4,697,454	4,696,463
Credit Suisse Securities (USA) LLC	0.35%	1/17/12	Open	3,938,043	3,937,469
Deutsche Bank AG	(0.05%)	1/17/12	Open	453,140	453,150
BNP Paribas Securities Corp.	0.39%	1/18/12	Open	2,577,991	2,577,600
BNP Paribas Securities Corp.	0.35%	1/18/12	Open	22,976,485	22,973,359
Deutsche Bank AG	0.05%	1/20/12	Open	1,628,727	1,628,700
UBS Securities LLC	0.10%	1/19/12	Open	3,109,487	3,109,375
Barclays Capital, Inc.	0.35%	1/24/12	Open	32,303,074	32,300,561
Barclays Capital, Inc.	0.40%	1/24/12	Open	3,262,174	3,261,884
BNP Paribas Securities Corp.	0.35%	1/24/12	Open	1,222,130	1,222,035
UBS Securities LLC	0.25%	1/25/12	Open	1,061,302	1,061,250
UBS Securities LLC	0.38%	1/25/12	Open	8,871,155	8,870,500
BNP Paribas Securities Corp.	0.39%	1/30/12	Open	1,599,635	1,599,600
UBS Securities LLC	0.38%	1/30/12	Open	1,610,784	1,610,750
Barclays Capital, Inc.	0.35%	1/31/12	Open	2,158,021	2,158,000
Barclays Capital, Inc.	0.40%	1/31/12	Open	3,485,039	3,485,000
Total				$201,531,695	$201,461,698

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
1	Euro-Bund Future	Eurex	March 2012	EUR	182,761	$(6,568)
331	10-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	43,774,750	(758,305)
45	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	USD	6,544,688	(175,856)
47	Ultra Long Term US Treasury Bond	Chicago Board of Trade	March 2012	USD	7,518,531	(39,011)
317	5-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	39,322,859	(344,696)
Total						$(1,324,436)

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,332,674	EUR	1,036,500	Citibank NA	4/18/12	$(23,464)

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Credit default swaps on single-name issues - buy protection outstanding as of January 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
STMicroelectronics NV	1.00%	Deutsche Bank AG	12/20/16	USD	1,215	$(27,392)
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	1,185	(35,452)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	1,185	(40,304)
Time Warner Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	USD	7,500	(13,100)
Emerson Electric	1.00%	Morgan Stanley & Co., Inc.	3/20/17	USD	2,330	(19,314)
Total						$(135,562)

•	Credit default swaps on single-name issues - sold protection outstanding as of January 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	AA-	USD	2,775	$(1,342)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA+	USD	117	6,929
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	AA+	USD	494	33,947
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	BBB	USD	7,500	41,544
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A+	USD	900	(42,253)
Total							$38,825

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of January 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Dow Jones CDX North America Investment Grade Index 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	USD	43,000	$9,851

•	Interest rate swaps outstanding as of January 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.35% [1]	3-month LIBOR	JPMorgan Chase Bank NA	11/25/16	USD	11,600	$(218,319)
2.03% [2]	3-month LIBOR	Deutsche Bank AG	12/21/21	USD	1,900	23,398
4.35% [1]	3-month LIBOR	Deutsche Bank AG	4/15/41	USD	700	(253,307)
3.93% [1]	3-month LIBOR	Citibank NA	7/21/41	USD	6,400	(1,761,538)
2.81% [1]	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/11/41	USD	1,900	(71,238)
3.00% [1]	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/18/41	USD	1,200	(94,164)
Total						$(2,375,168)

1	Pays a fixed interest rate and receives floating rate.

2	Pays a floating interest rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust's perceived risk of investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,980,391	$2,153,125	$4,133,516
Corporate Bonds	—	506,741,360	3,502,000	510,243,360
Preferred Securities	$977,708	114,583,379	—	115,561,087
Taxable Municipal Bonds	—	4,177,087	—	4,177,087
US Government Sponsored Agency Securities	—	1,290,214	—	1,290,214
US Treasury Obligations	—	9,567,997	—	9,567,997
Short-Term Securities	7,214,987	—	—	7,214,987
Total	$8,192,695	$638,340,428	$5,655,125	$652,188,248

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	—	$343,901	—	$343,901
Credit contracts	—	92,271	—	92,271
Equity contracts	$903,450	—	—	903,450
Liabilities:
Interest rate contracts	(1,324,436)	(3,957,569)	—	(5,282,005)
Foreign currency exchange contracts	—	(23,464)	—	(23,464)
Credit contracts	—	(177,815)	$(1,342)	(179,157)
Equity contracts	(468,825)	—	—	(468,825)
Total	$(889,811)	$(3,722,676)	$(1,342)	$(4,613,829)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	12

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Balance, as of October 31, 2011	$2,053,750	$3,536,000	$5,589,750
Accrued discounts/premiums	9,373	—	9,373
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[2]	90,002	(34,000)	56,002
Purchases	—	—	—
Sales	—	—	—
Transfers in3	—	—	—
Transfers out[3]	—	—	—
Balance, as of January 31, 2012	$2,153,125	$3,502,000	$5,655,125

[2]	The net change in unrealized appreciation/depreciation on investments still held at January 31, 2012 was $3,592,002.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets/Liabilities:
Balance, as of October 31, 2011	$5,018
Accrued discounts/premiums	4,536
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(6,360)
Purchases	—
Issuances[4]	—
Sales	—
Settlements[5]	(4,536)
Transfers in3	—
Transfers out[3]	—
Balance, as of January 31, 2012	$(1,342)

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JANUARY 31, 2012	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 23, 2012